RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2026
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
19.	RELATED PARTY TRANSACTIONS

Name	Relationship with the Group
Foshan Viomi and its subsidiaries (“Foshan Viomi”)	Controlled by a principal shareholder of the Company
Xiaomi	Shareholder of the Group

The Group’s relationship and transaction with Xiaomi

Xiaomi is the Group’s strategic partner and shareholder.

The Group’s sales to Xiaomi are governed by a business cooperation agreement, pursuant to which Xiaomi is responsible for the distribution and sales of such products through their network and sales channels.

The Group also sells products through Xiaomi’s online e-commerce channel Xiaomiyoupin.com, and is charged of commissions pursuant to a commission sales agreement.

VIOMI TECHNOLOGY CO., LTD

NOTES TO THE UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE SIX MONTHS ENDED JUNE 30, 2025 AND 2026

(Amounts in thousands, except shares, ADS, per share and per ADS data)

19.	RELATED PARTY TRANSACTIONS (Continued)

Transactions with Foshan Viomi

The Group sells water purifiers and other products to and purchases raw materials from Foshan Viomi. In addition, The Group leases its office premises to Foshan Viomi, and the Group also engages Foshan Viomi for other services such as transportation services, maintenance services as well as installation services etc.

(1)	Amount due from/to related parties

	As of December 31,	As of June 30,
	2025	2026
	RMB	RMB
		(unaudited)
Accounts receivable from related parties:
Xiaomi(a)	304,078	366,158
Foshan Viomi(c)	36,095	23,760
Total	340,173	389,918

Other receivables from related parties:
Other receivables from Xiaomi	200	537
Total	200	537

Amounts due to related parties:
Purchase and other payable to Xiaomi(a)	596	2,668

(2)	Purchase from related parties

	Six Months ended June 30,
	2025	2026
	RMB	RMB
	(unaudited)	(unaudited)
Foshan Viomi(c)	5,366	9,798
Total	5,366	9,798

VIOMI TECHNOLOGY CO., LTD

NOTES TO THE UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE SIX MONTHS ENDED JUNE 30, 2025 AND 2026

(Amounts in thousands, except shares, ADS, per share and per ADS data)

19.	RELATED PARTY TRANSACTIONS (Continued)

(3)	Revenue from related parties

	Six Months ended June 30,
	2025	2026
	RMB	RMB
	(unaudited)	(unaudited)
Xiaomi(a)	1,347,652	652,894
Foshan Viomi(c)	13,314	13,244
Total	1,360,966	666,138

(4)	Selling and marketing expenses

	Six Months ended June 30,
	2025	2026
	RMB	RMB
	(unaudited)	(unaudited)
Commission expenses charged by Xiaomi(b)	22,596	16,047
Other expenses charged by Foshan Viomi(d)	5,460	3,465
Total	28,056	19,512

(a)	The Group both sells water purifiers and other products to and purchase Xiaomi branded products and certain raw materials from Xiaomi. The amount due from Xiaomi represents receivable arising from sales of water purifiers and other products. The balance due to Xiaomi represents payable arising from purchase of Xiaomi branded products and certain raw materials.

(b)	The Group sells its own brand products on the E-platform of Xiaomi, which charges the Group commission and technical service fees, also Xiaomi provides advertising and promotion service. The amount due from Xiaomi represents sales receivable net of commission, advertising and promotion service.

Certain amounts in prior periods have been reclassified to conform with current period presentation. These reclassifications had no impact on the Group’s consolidated financial statements.
(c)	The Group purchases certain raw materials from Foshan Viomi and its subsidiaries. The Group also sells its own branded products to Foshan Viomi, and provides rental services, and other services to Foshan Viomi and its subsidiaries.

(d)	The Group’s related party provides transportation services, maintenance services, promotion services as well as installation services for the Group.